Share-based Payment - Schedule of Weighted Average Exercise Price and Weighted Remaining Contractual Life for Outstanding Warrants (Detail)	12 Months Ended
Dec. 31, 2021 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Warrants, Outstanding	7,085,073
Weighted Average Exercise, Outstanding	€ 80.30
Weighted Average Life, Granted	87 months
Granted In 2012-2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of grant	2012-2017
Number of Warrants, Granted	2,059,718
Weighted Average Exercise, Granted	€ 20.96
Weighted Average Life, Granted	53 months
Granted in 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of grant	2018
Number of Warrants, Granted	1,209,072
Weighted Average Exercise, Granted	€ 54.52
Weighted Average Life, Granted	82 months
Granted In 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of grant	2019
Number of Warrants, Granted	1,071,441
Weighted Average Exercise, Granted	€ 97.23
Weighted Average Life, Granted	93 months
Granted In 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of grant	2020
Number of Warrants, Granted	1,310,094
Weighted Average Exercise, Granted	€ 137.89
Weighted Average Life, Granted	104 months
Granted In 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of grant	2021
Number of Warrants, Granted	1,434,748
Weighted Average Exercise, Granted	€ 122.03
Weighted Average Life, Granted	118 months